Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026 [2]	Jul. 31, 2026
Limited Term Tax-Exempt Bond Fund of America® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class A (with sales charge)
Average Annual Return, Percent	[1]	0.38%	0.61%		1.37%
Limited Term Tax-Exempt Bond Fund of America® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class C (with sales charge)
Average Annual Return, Percent	[1]	1.23%	0.41%		1.05%
Limited Term Tax-Exempt Bond Fund of America® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class F-1
Average Annual Return, Percent	[1]	2.92%	1.08%		1.59%
Limited Term Tax-Exempt Bond Fund of America® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class F-2
Average Annual Return, Percent	[1]	3.19%	1.35%		1.86%
Limited Term Tax-Exempt Bond Fund of America® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class F-3
Average Annual Return, Percent	[1]	3.30%	1.46%	2.25%
Limited Term Tax-Exempt Bond Fund of America® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class R-6
Average Annual Return, Percent	[1]	3.30%	1.46%		1.96%
Without Sales Load [Member] | Limited Term Tax-Exempt Bond Fund of America® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class A(without sales charge)
Average Annual Return, Percent	[1]	2.95%	1.12%		1.63%
Without Sales Load [Member] | Limited Term Tax-Exempt Bond Fund of America® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class C(without sales charge)
Average Annual Return, Percent	[1]	2.23%	0.41%		1.05%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[3]	5.27%	0.51%	2.43%	1.95%
Bloomberg Municipal Short-Intermediate 1-10 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Short-Intermediate 1-10 Years Index
Average Annual Return, Percent	[3]	2.43%	1.05%	2.03%	1.72%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.